SHARE-BASED COMPENSATION - Schedule of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Oct. 26, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing foreign exchange rate	1.0667	1.1334	1.228	1.0667
Balance at 31 December (in shares)	47,596,801
Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at 1 January (in shares)	52,789,478	50,106,488	40,327,537
Expired (in shares)	0	0	(3,281)
Forfeited (in shares)	(3,660,928)	(946,738)	(411,250)
Granted (in shares)	4,801,938	12,081,000	15,536,750
Exercised (in shares)	(6,333,687)	(8,451,272)	(5,343,268)
Balance at 31 December (in shares)	47,596,801	52,789,478	50,106,488
- Vested (in shares)	8,687,584	21,388,237	19,675,875
- Unvested (in shares)	38,909,217	31,401,241	30,430,613
Weighted average exercise price at 1 January (in usd per share) | $ / shares	$ 0.911	$ 0.909	$ 0.696
Weighted average exercise price, expired (in usd per share) | $ / shares	0	0	0.361
Weighted average exercise price of share options, forfeited (in usd per share) | $ / shares	0.847	1.046	0.640
Weighted average exercise price, granted (in usd per share) | $ / shares	0.902	0.931	1.196
Weighted average exercise price, exercised (in usd per share) | $ / shares	0.599	0.520	0.544
Weighted average exercise price at 31 December (in usd per share) | $ / shares	0.897	0.911	0.909
Weighted average exercise price, vested (in usd per share) | $ / shares	0.844	0.833	0.716
Weighted average exercise price, unvested (in usd per share) | $ / shares	$ 0.910	$ 0.966	$ 1.034